Earnings per Share	9 Months Ended
Dec. 31, 2021
Earnings per Share
Earnings per Share

7. Earnings per Share

All common stock issued (including any restricted shares issued under the Company’s incentive plans) are the Company’s common stock and have equal rights to vote and participate in dividends. The calculation of basic earnings/(loss) per share does not treat the non-vested shares (not considered participating securities) as outstanding until the time/service-based vesting restriction has lapsed. Incremental shares are the number of shares assumed issued under the treasury stock method weighted for the periods the non-vested shares were outstanding. The computation of diluted earnings per share reflects the potential dilution from conversion of outstanding Series C preferred convertible stock (Note 6(d)) calculated with the “if converted” method.

Also, profit attributable to common equity holders is adjusted by the amount of dividends on Series C Preferred Stock as follows:

From
April 15, 2021 through
December 31, 2021
Net income	$134
Less dividends on series C preferred stock	(69)
Net income attributed to common stockholders	$65

Weighted average number of common stocks, basic	8,820,240
Effect of dilutive shares	3,455,451
Weighted average number of common stock, diluted	12,275,691

Earnings per share, basic	$0.01
Earnings per share, diluted	$0.01